Investment Securities (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Investment securities:
Marketable equity securities available for sale, Cost	$ 287,795,000	¥ 23,887,000,000	¥ 24,988,000,000
Marketable equity securities available for sale, Gross unrealized gains	308,422,000	25,599,000,000	22,235,000,000
Marketable equity securities available for sale, Gross unrealized loss	1,373,000	114,000,000	45,000,000
Marketable equity securities available for sale, Fair value	594,844,000	49,372,000,000	47,178,000,000
Other investment securities at cost	138,349,000	11,483,000,000	13,289,000,000
Investment, total	426,144,000	35,370,000,000	38,277,000,000
Investment Securities (Details) (Textuals) [Abstract]
Proceeds from sale of available for sale investment securities	25,687,000	2,132,000,000	1,005,000,000	703,000,000
Net realized gains or losses on impairment or sale of investment securities available for sale	651,000	54,000,000	679,000,000	9,188,000,000
Non Cash gain on investment in Sumco corporation				6,148,000,000
Impairment Losses of investment in Sumco Corporation				5,645,000,000
Gross unrealized holding gain on its investment	$ 27,060,000	¥ 2,246,000,000